Acquisitions (Details) - USD ($) shares in Millions		12 Months Ended
	Oct. 15, 2020	Jun. 30, 2022
Acquisitions (Details) [Line Items]
Issuance of shares of common stock to the seller of classroom tech (in Shares)	10
Intangible assets		$ 46,869
Bonus payable		$ 30,000
Business Acquisition [Member]
Acquisitions (Details) [Line Items]
Assets acquired	$ 120,000
Promissory note	$ 44,526